Fair Value Measurements (Details) - Schedule of changes in fair value of the Company’s Level 3 financial instruments	3 Months Ended
Mar. 31, 2021 USD ($)
Schedule of changes in fair value of the Company’s Level 3 financial instruments [Abstract]
Fair value as of December 31, 2020	$ 6,715,500
Change in fair value	(853,000)
Fair value as of March 31, 2021	$ 5,862,500